Reconciliation of Warrant Liability (Detail) (USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Warrants to purchase common stock
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 0	$ 498,976
Purchases, issuances and settlements	741,028	1,114,439
Total (gains) or losses	(242,052)	678,755
Transfers in or out of Level 3	0	0
Ending Balance	$ 498,976	$ 2,292,170